Employee Benefit Plans (Fair Value Assumptions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	46,000		37,500
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 8.16		$ 6.58
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	46,000		37,500
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 8.16		$ 6.58
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 3.21		$ 3.19
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years 6 months 15 days	[1]	5 years 9 months	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	45.32%	[2]	51.40%	[2]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.57%	[3]	1.24%	[3]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	1.01%	[4]	0.17%	[4]

[1]	For the years ended December 31, 20142013Number of options granted 46,000 37,500Weighted average exercise price$ 8.16$ 6.58Weighted average fair value of options$ 3.21$ 3.19Expected life in years (1) 5.54 5.75Expected volatility (2) 45.32% 51.40%Risk-free interest rate (3) 1.57% 1.24%Dividend yield (4) 1.01% 0.17%The expected life of the options was estimated based on historical employee behavior and represents the period of time that options granted are expected to be outstanding.
[2]	The expected volatility of the Company’s stock price was based on the historical volatility over the period commensurate with the expected life of the options.
[3]	The risk-free interest rate is the U.S Treasury rate commensurate with the expected life of the options on the date of grant.
[4]	The expected dividend yield is the projected annual yield based on the grant date stock price.